Operations and principal activities - Reorganization (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2019 USD ($) $ / shares shares	May 31, 2019 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable Interest Entity, Primary Beneficiary [Member]
Operations and principal activities
Banking Regulation, Total Capital, Actual | ¥			¥ 4,547	¥ 4,547
Service fee paid to WOFE | ¥			¥ 231,100	¥ 264,100	¥ 264,000
IPO
Operations and principal activities
Proceeds from Issuance of Common Stock	$ 187.5	¥ 1,267,000
Class A Ordinary Shares
Operations and principal activities
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	11,500,000	11,500,000
Class A Ordinary Shares | IPO
Operations and principal activities
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	11,500,000	11,500,000
American Depository Shares | IPO
Operations and principal activities
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	14,950,000	14,950,000
Share Price | $ / shares	$ 13.8